UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2011

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

Schedule of investments

Turner Spectrum Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—73.4%
Consumer discretionary— 13.5%
Abercrombie & Fitch, Cl A	24,390	$1,406
Amazon.com*	1,140	205
AnnTaylor Stores*	29,340	804
Body Central*	55,730	795
Brilliance China Automotive Holdings*	164,071	125
California Pizza Kitchen*	25,796	446
Capella Education*	10,310	687
Chipotle Mexican Grill*	2,320	493
Coach	13,280	735
CROCS*	38,930	667
Deckers Outdoor*	3,750	299
Exceed*	52,110	429
Finish Line, Cl A	40,160	690
Fossil*	13,270	935
Funtalk China Holdings*	96,430	547
Gaylord Entertainment*	51,740	1,860
General Motors*	12,080	445
Guess?	34,570	1,636
Harley-Davidson	16,070	557
Hot Topic	48,000	301
Interpublic Group of Cos.*^	123,860	1,315
Las Vegas Sands*	89,750	4,124
Leapfrog Enterprises*	76,350	424
Li & Fung	149,830	869
Liberty Media-Starz, Ser A*	13,720	912
Lululemon Athletica*	8,920	610
Macy’s	34,580	875
Maidenform Brands*^	36,710	873
Men’s Wearhouse	30,670	766
MGM Resorts International*	37,520	557
NagaCorp	1,529,548	323
Nike, Cl B	7,320	625
OfficeMax*	58,760	1,040
Ports Design	124,000	342
Royal Caribbean Cruises*	11,200	526
Senomyx*	15,928	114
Starbucks	32,560	1,046
Starwood Hotels & Resorts Worldwide	41,970	2,551
Steven Madden*	61,570	2,569
Swatch Group	3,849	1,716
Tempur-Pedic International*	11,340	454
Unifi*	18,233	309
Union Pacific	11,270	1,044
Williams-Sonoma	22,260	795
WMS Industries*	10,310	466
Total Consumer discretionary		39,307

Consumer staples— 3.3%
Constellation Brands, Cl A*	95,090	2,106
Cott*	60,570	546
Danone SP ADR	35,800	453
Green Mountain Coffee Roasters*	113,290	3,723
Hengan International Group	26,802	231
L’Occitane International*	122,250	338
Mead Johnson Nutrition, Cl A	6,650	414
Prestige Brands Holdings*	39,740	475
PriceSmart	15,590	593
SunOpta*	85,550	669
Total Consumer staples		9,548

Energy— 3.9%
Alpha Natural Resources*	6,560	394
Anadarko Petroleum	7,370	561
Approach Resources*	13,110	303
Baker Hughes	12,830	734
BreitBurn Energy Partners LP ^	43,750	880
Cabot Oil & Gas	8,330	315
Cairn Energy*	32,280	211
Cameron International*	10,950	556
Cimarex Energy	6,510	576
Complete Production Services*^	22,310	659
Concho Resources*	10,060	882
ConocoPhillips	6,250	426
Devon Energy	5,880	462
Energy XXI (Bermuda)*	12,490	346
Massey Energy	10,780	578
National Oilwell Varco	4,690	315
Noble	36,400	1,302
Petrohawk Energy*	62,380	1,138
Plains Exploration & Products*	10,200	328
Weatherford International*	17,670	403
Total Energy		11,369

Financials— 13.3%
Affiliated Managers Group*	6,740	669
Aflac	30,340	1,712
AIA Group*	302,970	852
AON	18,320	843
Bank of New York Mellon	21,200	640
Bank of Nova Scotia	7,730	442
Bank of the Ozarks	13,850	600
Boston Private Financial Holdings	57,740	378
Brasil Insurance Participacoes e Administracao*	680	811
Capitol Federal Financial	64,091	763
CB Richard Ellis Group, Cl A*	26,160	536
Charles Schwab	59,980	1,026
Citigroup*	623,730	2,950
Developers Diversified Realty	15,660	221
Discover Financial Services	29,030	538
East West Bancorp	92,940	1,817
Equity Residential REIT	24,740	1,285
First Horizon National*	36,740	433
First Industrial Realty Trust*	24,790	217
FPIC Insurance Group*	5,960	220
Green Dot, Cl A*	7,870	447
Growthpoint Properties	256,301	714
HDFC Bank ADR	3,920	655
Horace Mann Educators	37,330	674
IntercontinentalExchange*	16,090	1,917
Invesco	68,870	1,657
IRSA Inversiones y Representaciones ADR	27,384	441
Itau Unibanco Holding ADR	89,600	2,151
Kilroy Realty	12,060	440
LPL Investment Holdings*	30,060	1,093
M&T Bank	16,040	1,396
Manulife Financial	12,800	220
MarketAxess Holdings	27,180	566

	Shares	Value (000)
Navigators Group*	8,400	$423
Northern Trust	7,580	420
Och-Ziff Capital Management Group LLC, Cl A	58,120	906
Standard Chartered	20,902	562
Sun Hung Kai Properties	39,360	654
U-Store-It Trust	46,550	444
Unum Group	134,980	3,269
Wells Fargo	19,120	593
Western Union	109,380	2,031
Total Financials		38,626

Health care— 16.5%
Abbott Laboratories^	8,680	416
Achillion Pharmaceuticals*	13,830	57
Actelion*	11,464	628
Active Biotech AB*	4,310	108
Air Methods*	21,520	1,211
Alexion Pharmaceuticals*	11,020	888
Allergan	48,760	3,348
Amarin ADR*	166,564	1,367
AMERIGROUP*	14,310	629
AmerisourceBergen	15,890	542
Amicus Therapeutics*	30,909	142
Arqule*	46,240	271
Arthrocare*	15,000	466
Aveo Phamaceuticals*	9,150	134
Bayer	9,800	721
Biogen Idec*	13,430	900
Cephalon*	13,450	830
Charles River Laboratories International*^	115,020	4,088
Chemed	16,730	1,063
Emergency Medical Services, Cl A*	20,730	1,339
Exelixis*	18,130	149
Express Scripts*	7,210	390
Genomma Lab Internacional, Cl B*	162,150	394
Healthsouth*	98,290	2,036
Hikma Pharmaceuticals	89,800	1,136
Hospira*	58,830	3,276
Impax Laboratories*	8,620	173
Inhibitex*	145,790	379
Kinetic Concepts*	15,970	669
Laboratory Corp. of America Holdings*	9,210	810
McKesson	15,200	1,070
Medivation*	18,650	283
Parexel International*	31,240	663
Pfizer^	58,230	1,020
Pharmasset*	4,290	186
QLT*	469,198	3,439
Questcor Pharmaceuticals*	21,880	322
Seattle Genetics*	10,899	163
Shire ADR	23,700	1,715
Skilled Healthcare Group, Cl A*	51,100	459
Targacept*	20,510	544
United Therapeutics*	24,480	1,548
UnitedHealth Group	21,320	770
Universal Health Services, Cl B	18,610	808
Valeant Pharmaceuticals International^	20,320	575
Varian Medical Systems*	46,540	3,224
Volcano*	10,060	275
Watson Pharmaceuticals*	34,330	1,773
WellPoint*	11,170	635
XenoPort*	20,280	173
Total Health care		48,205

Industrials— 5.3%
A123 Systems*	18,100	173
Actuant, Cl A	47,250	1,258
Arch Coal	12,050	422
Bombardier, Cl B	99,260	500
Caterpillar	5,350	501
Chemtura*	114,690	1,833
China Rongsheng Heavy Industries Group Holdings*	427,672	369
Copa Holdings, Cl A	5,980	352
Corning	108,970	2,105
Cummins	3,790	417
Danaher	29,070	1,371
Ener1*	37,500	142
FedEx	6,590	613
Joy Global	3,860	335
Manpower	19,090	1,198
Modine Manufacturing*	14,110	219
Parker Hannifin	6,610	570
SemiLEDs*	14,500	421
Terex*	42,370	1,315
Volvo, B Shares*	23,730	418
WESCO International*	9,240	488
Wolseley*	12,467	398
Total Industrials		15,418

Information technology— 12.3%
Aeroflex Holding*	56,260	925
Agilent Technologies*	49,720	2,060
Apple*	10,600	3,419
Ariba*	32,240	757
ASML Holding, NY Shares	15,480	594
Autodesk*	14,880	568
B.O.S Better On-Line Solutions*	62,120	102
Baidu ADR*	4,160	402
Broadcom, Cl A	10,550	459
Cypress Semiconductor*	43,770	813
Digimarc*^	43,770	1,314
Entropic Communications*	154,690	1,869
Fortinet*	14,020	454
Google, Cl A*	5,520	3,279
Haier Electronics Group*	470,110	547
HSW International*	77,568	323
Hypercom*^	129,920	1,087
Imagination Technologies Group*	79,210	445
Inphi*	19,990	402
Juniper Networks*	11,260	416
LogMeln*	6,130	272
Mail.ru Group GDR Registered*	13,970	503
Marvell Technology Group*	20,500	380
Mediamind Technologies*	29,520	404
Mercury Computer Systems*	19,650	361
NetApp*	18,960	1,042
Netlogic Microsystems*	37,470	1,177
NVIDIA*	79,900	1,230
Omnivision Technologies*	53,461	1,583
Omron	17,500	464
Oracle	39,120	1,224
QUALCOMM	16,430	813
Radiant Systems*	35,150	688
SINA*	9,965	686

	Shares/ Contracts	Value (000)
Sonic Solutions*	38,450	$577
SuccessFactors*	72,790	2,108
Teradyne*	28,460	400
Varian Semiconductor Equipment Associates*	24,810	917
VeriFone Systems*	12,650	488
ZTE, Cl H	68,290	271
Total Information technology		35,823

Materials— 3.8%
Celanese, Ser A	51,950	2,139
CF Industries Holdings	21,480	2,903
Cliffs Natural Resources	6,290	491
Huntsman	91,770	1,432
LyondellBasell Industries, Cl A*	12,000	413
Owens Corning*	42,470	1,323
Rofin-Sinar Technologies*	7,620	270
Smurfit-Stone Container*	26,900	689
Stillwater Mining*	22,920	489
Walter Energy	8,010	1,024
Total Materials		11,173

Telecommunication services— 0.7%
Anaren*	27,380	571
Aruba Networks*	43,820	915
JDS Uniphase*	42,990	622
Total Telecommunication services		2,108

Utilities— 0.8%
Exelon	30,760	1,281
Quantum*	70,210	261
RADWARE*	7,850	294
SeaCube Container Leasing	43,100	606
Total Utilities		2,442
Total Common stock (Cost $196,281)		214,019

Exchange traded fund—0.3%
iShares Dow Jones U.S. Real Estate Index Fund^	16,070	899
Total Exchange traded fund (Cost $793)		899

Exchange traded note—0.2%
iPATH S&P 500 VIX Short-Term Futures ETN	20,100	755
Total Exchange traded note (Cost $746)		755

Put option contracts*—0.3%
ASML Holding,
4/11 at $38	156	40
CF Industries Holdings,
2/11 at $135	49	37
Cypress Semiconductor,
3/11 at $17	439	26
iShares Russell 2000 Index Fund,
3/11 at $78	1,526	539
Lorillard,
1/11 at $75	548	16
Vivus,
3/11 at $8	1,096	67
Walter Energy,
2/11 at $120	48	25
Total Put option contracts (Cost $967)		750

Call option contracts*—0.7%
Cameco,
3/11 at $36	228	121
Cirrus Logic,
3/11 at $16	438	64
Cliffs Natural Resources,
1/11 at $63	170	272
F5 Networks,
1/11 at $140	116	33
General Motors,
3/11 at $34	273	101
Guess?,
3/11 at $48	344	107
Schlumberger,
2/11 at $80	462	270
Starwood Hotels & Resorts Worldwide,
1/11 at $55	321	196
Stillwater Mining,
4/11 at $19	491	182
United Parcel Service of America,
4/11 at $70	365	161
United States Steel,
1/11 at $49	225	215
UnitedHealth Group,
6/11 at $34	295	115
Verifone Systems,
1/11 at $34	292	131
Total Call option contracts (Cost $1,588)		1,968

Cash equivalent—6.7%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	19,539,357	19,539
Total Cash equivalent (Cost $19,539)		19,539
Total Investments — 81.6% (Cost $219,914)†		$237,930

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $291,741.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $222,103, and the unrealized appreciation and depreciation were $17,183 and $(1,356), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
ETN	— Exchange Traded Note
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
LP	— Limited Partnership

NY	— New York
REIT	— Real Estate Investment Trust
Ser	— Series
S&P	— Standard & Poor’s

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Statement of securities sold short

Turner Spectrum Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—37.8%
Consumer discretionary— 6.9%
Advance Auto Parts	3,070	$203
Big Lots*	13,660	416
Buckle	12,590	476
Carter’s*	18,560	548
Ctrip.com International ADR*	23,960	969
Discovery Communications, Cl A*	22,690	946
Dollar General*	13,480	413
Gildan Activewear*	36,220	1,032
Hennes & Mauritz AB, B Shares	16,820	561
J.C. Penney	9,580	310
K-Swiss*	39,130	488
Li Ning	88,200	187
Life Time Fitness*	10,080	413
Netflix*	13,890	2,441
O’Reilly Automotive*	10,910	659
Peet’s Coffee & Tea*	33,000	1,377
RealD*	27,750	719
Ross Stores	30,040	1,900
Sears Holdings*	5,040	372
Shenzhou International Group Holdings	254,263	295
SodaStream International*	6,550	207
Tiffany	4,340	270
Tractor Supply	13,530	656
VF	13,700	1,181
Watsco	20,140	1,270
Yum! Brands	35,320	1,732
Total Consumer discretionary		20,041

Consumer staples— 3.9%
BJ’s Restaurant*	15,850	562
Colgate-Palmolive	9,590	771
Costco Wholesale	13,370	965
Feihe International*	33,040	352
Heineken	8,551	419
Jones Group	24,490	381
Molson Coors Brewing	12,130	609
Ralcorp Holdings*	5,080	330
Sanderson Farms	9,380	367
TJX	24,560	1,090
Unilever	41,380	1,299
Urban Outfitters*	26,250	940
Wal-Mart Stores	60,600	3,268
Total Consumer staples		11,353

Energy— 1.9%
Denbury Resources*	26,490	506
Duke Energy	72,490	1,291
Halliburton	11,260	460
Hornbeck Offshore Services*	77,300	1,614
Ultra Petroleum*	37,360	1,784
Total Energy		5,655

Financials— 6.6%
American Express	31,470	1,351
Arch Capital Group*	31,220	2,749
Aspen Insurance Holdings	46,050	1,318
Associated Banc-Corp	37,100	562
Banco Compartamos	8,205	70
Banco Santander Chile ADR	9,570	894
BB&T	19,530	513
Broadridge Financial Solutions	20,750	455
CBL & Associates Properties	26,660	467
Compartamos*	355,130	772
Deutsche Bank	16,310	849
Equity One	29,290	532
Fiserv*	9,440	553
Franklin Resources	3,740	416
FTI Consulting*	12,500	466
FXCM, Cl A*	15,160	201
HCP	46,690	1,718
Healthcare Realty Trust	30,920	655
PacWest Bancorp	9,970	213
Royal Bank of Canada	11,740	615
TCF Financial	35,530	526
UBS*	53,630	883
W.R. Berkley	85,110	2,330
Total Financials		19,108

Health care— 7.0%
AstraZeneca ADR	7,230	334
Auxilium Pharmaceuticals*	10,880	230
Becton Dickinson	17,490	1,478
Cadence Pharmaceuticals*	36,300	274
CareFusion*	59,930	1,540
Celgene*	9,010	533
Clinical Data*	16,360	260
Corcept Therapeutics*	40,000	154
Covance*	12,370	636
Delcath Systems*	19,740	194
Galenica	441	267
Gilead Sciences*	25,030	907
Human Genome Sciences*	13,090	313
IDEXX Laboratories*	3,810	264
ImmunoGen*	66,830	619
Isis Pharmaceuticals*	39,488	400
Johnson & Johnson	55,020	3,403
Lincare Holdings	17,080	458
MannKind*	93,090	750
Medco Health Solutions*	13,750	843
Merck	17,130	617
Nektar Therapeutics*	106,990	1,375
Novartis ADR	46,060	2,715
Oncolytics Biotech ADR*	32,080	215
Pacific Boisciences of California*	21,820	347
PetMed Express	16,920	301
Sanagamo BioSciences*	33,640	223
SIGA Technologies*	36,500	511
Thoratec*	11,200	317
Total Health care		20,478

Industrials— 4.1%
3M	15,620	1,348
C.R. Bard	33,610	3,085
Energizer Holdings*	15,540	1,133
EOG Resources	4,500	411
Gol Linhas Aereas Inteligentes ADR	18,490	284
Ingersoll-Rand	27,190	1,281
Jabil Circuit	63,900	1,284
Lorillard	16,040	1,316
Nabors Industries*	15,130	355

	Shares	Value (000)
Paychex	14,600	$451
Protalix BioTherapeutics*	35,890	358
Scotts Miracle-Gro	12,860	653
Total Industrials		11,959

Information technology— 5.5%
Amdocs*	14,610	401
Amphenol, Cl A	6,160	325
Celestica*	10	—
eBay*	9,590	267
Expedia	26,990	677
Ingram Micro, Cl A*	18,180	347
Intuit*	44,830	2,210
KLA-Tencor	25,450	983
Logitech International*	46,720	867
Maxim Integrated Products	22,870	540
MedAssets*	21,270	430
Microsoft	46,100	1,287
Qlogic*	27,750	472
Research In Motion*	50,020	2,908
RF Micro Devices*	48,230	355
SAP ADR	7,660	388
Siliconware Precision Industries ADR	56,700	337
Synaptics*	14,830	436
Telefonaktiebolaget LM Ericsson ADR	71,760	827
Tyler Technologies*	14,150	294
WebMD Health, Cl A*	17,230	880
Xilinx	17,980	521
Xyratex*	24,760	404
Total Information technology		16,156

Materials— 1.3%
Agrium	6,580	604
Home Depot	19,820	695
Praxair	17,670	1,687
Stericycle*	8,010	648
Total Materials		3,634

Utilities— 0.6%
Fair Isaac	80,450	1,880
Total Utilities		1,880
Total Common stock (Proceeds $109,708)		110,264

Exchange traded funds—6.3%
Industrial Select Sector SPDR Fund	38,770	1,353
ishares MSCI Emerging Markets Index	20,200	962
Materials Select Sector SPDR Trust	20,500	789
Oil Service Holders Trust	6,500	913
PowerShares QQQ Trust	31,930	1,739
Semiconductor HOLDRs Trust	60,130	1,956
SPDR Metals & Mining ETF	23,650	1,627
SPDR S&P 500 Trust ETF	35,190	4,427
SPDR S&P Retail ETF	74,110	3,584
Vanguard Small-Cap Growth ETF	11,840	924
Total Exchange traded funds (Proceeds $17,282)		18,274
Total Securities sold short — 44.1% (Proceeds $126,990)†		$128,538

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $291,741.**

*	Non-income producing security.
**	This number is listed in thousands.
†	At December 31, 2010, the tax basis proceeds of the Fund’s investments was $122,600, and the unrealized appreciation and depreciation were $1,432 and $(7,370), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
ETF	— Exchange Traded Fund
S&P	— Standard & Poor’s
SPDR	— Standard & Poor’s Depositary Receipt

Amounts designated as “-” are rounded to 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Statement of open options written

Turner Spectrum Fund

December 31, 2010 (Unaudited)

	Contracts	Value (000)
Written put options*—0.2%
ASML Holding,
4/11 at $33	234	$25
Cameco,
3/11 at $33	114	6
CF Industries Holdings,
2/11 at $120	74	21
Cirrus Logic,
3/11 at $13	658	26
F5 Networks,
1/11 at $120	116	28
Guess?,
3/11 at $43	516	77
iShares Russell 2000 Index Fund,
3/11 at $69	2,289	266
Schlumberger,
2/11 at $70	231	11
Stillwater Mining,
4/11 at $17	737	66
United Parcel Service of America,
4/11 at $65	365	37
UnitedHealth Group,
6/11 at $31	442	50
Walter Energy,
2/11 at $105	72	12
Total Written put options (Premiums received $766)		625

Written call options*—0.5%
ASML Holding,
4/11 at $43	156	21
Cameco,
3/11 at $41	400	96
CF Industries Holdings,
2/11 at $140	49	33
Cirrus Logic,
3/11 at $20	658	20
Cliffs Natural Resources,
1/11 at $75	255	115
Eli Lilly,
1/11 at $38	47	—
F5 Networks,
1/11 at $155	172	10
General Motors,
3/11 at $38	550	84
Guess?,
3/11 at $55	516	49
iShares Russell 2000 Index Fund,
3/11 at $80	1,526	427
Schlumberger,
2/11 at $85	694	198
Starwood Hotels & Resorts Worldwide,
1/11 at $60	383	84
Stillwater Mining,
4/11 at $24	737	103
United Parcel Service of America,
4/11 at $75	547	96
United States Steel,
1/11 at $58	337	97
UnitedHealth Group,
6/11 at $40	442	52
Verifone Systems,
1/11 at $39	439	48
Walter Energy,
2/11 at $130	48	36
Total Written call options (Premiums received $1,213)		1,569
Total Open options written—0.7% (Premiums received $1,979)		$2,194

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $291,741.**

*	Non-income producing security.
**	This number is listed in thousands.

Amounts designated as “-” are rounded to 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Concentrated Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—98.6%†
Consumer discretionary— 9.9%
Las Vegas Sands*	55,980	$2,572
Starwood Hotels & Resorts Worldwide	41,100	2,498
Total Consumer discretionary		5,070

Energy— 6.4%
Anadarko Petroleum	21,430	1,632
Cimarex Energy	18,710	1,657
Total Energy		3,289

Financials— 6.3%
Charles Schwab	86,620	1,482
Citigroup*	364,790	1,726
Total Financials		3,208

Health care— 3.7%
United Therapeutics*	30,090	1,902
Total Health care		1,902

Industrials— 13.3%
Caterpillar	26,220	2,456
FedEx	24,550	2,283
Manpower	32,860	2,062
Total Industrials		6,801

Information technology— 46.5%
Acme Packet*	31,590	1,679
Apple*	9,260	2,987
Baidu ADR*	19,410	1,874
Broadcom, Cl A	47,340	2,062
F5 Networks*	16,540	2,153
Google, Cl A*	4,850	2,881
Juniper Networks*	66,810	2,467
Netlogic Microsystems*	53,880	1,692
QUALCOMM	46,020	2,277
Salesforce.com*	16,510	2,179
SanDisk*	30,420	1,517
Total Information technology		23,768

Materials— 12.5%
CF Industries Holdings	15,490	2,093
Goldcorp	57,390	2,639
LyondellBasell Industries, Cl A*	47,950	1,650
Total Materials		6,382
Total Common stock (Cost $40,542)		50,420

Cash equivalent—1.1%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	554,692	555
Total Cash equivalent (Cost $555)		555
Total Investments — 99.7% (Cost $41,097)††		$50,975

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $51,123.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $41,097, and the unrealized appreciation and depreciation were $9,981 and $(103), respectively.***
ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Core Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—100.4%†
Consumer discretionary— 12.2%
Amazon.com*	50,060	$9,011
BorgWarner*	42,210	3,054
Chipotle Mexican Grill*	11,680	2,484
Coach	125,960	6,967
General Motors*	163,010	6,009
Guess?	110,835	5,245
Las Vegas Sands*	127,610	5,864
Lululemon Athletica*#	29,340	2,007
Royal Caribbean Cruises*	134,860	6,338
Starbucks	226,500	7,277
Starwood Hotels & Resorts Worldwide	160,300	9,743
Total Consumer discretionary		63,999

Consumer staples— 4.1%
Archer-Daniels-Midland	280,630	8,442
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR#	61,940	2,600
Mead Johnson Nutrition	131,630	8,194
Whole Foods Market*	48,349	2,446
Total Consumer staples		21,682

Energy— 11.9%
Anadarko Petroleum	173,930	13,247
Cimarex Energy	88,230	7,811
Concho Resources*	98,150	8,605
Devon Energy	148,423	11,653
National Oilwell Varco	67,380	4,531
Schlumberger	195,500	16,324
Total Energy		62,171

Financials— 8.1%
CB Richard Ellis Group, Cl A*	281,180	5,759
Charles Schwab	237,000	4,055
Citigroup*	1,270,720	6,010
HDFC Bank ADR	14,530	2,428
IntercontinentalExchange*	62,440	7,440
Invesco	229,910	5,532
Itau Unibanco Holding ADR	320,790	7,702
Simon Property Group	33,580	3,341
Total Financials		42,267

Health care— 6.3%
Alexion Pharmaceuticals*	35,350	2,847
Allergan	102,910	7,067
Biogen Idec*	61,300	4,110
Express Scripts*	93,880	5,074
Hospira*	62,354	3,473
Illumina*	33,890	2,147
Intuitive Surgical*	9,988	2,574
Shire ADR	41,310	2,990
United Therapeutics*	44,600	2,820
Total Health care		33,102

Industrials— 12.6%
AMETEK	90,095	3,536
Caterpillar	124,390	11,650
CSX	94,010	6,074
Cummins	74,270	8,171
Danaher	115,050	5,427
Fastenal#	123,310	7,388
FedEx	133,910	12,455
Manpower	106,520	6,685
Precision Castparts	32,670	4,548
Total Industrials		65,934

Information technology— 36.2%
Agilent Technologies*	94,020	3,895
Altera	199,760	7,108
Apple*	105,640	34,075
ASML Holding, NY Shares	208,530	7,995
Autodesk*	97,540	3,726
Baidu ADR*	46,920	4,529
Broadcom, Cl A	244,040	10,628
Cognizant Technology Solutions, Cl A*	72,100	5,284
Cree*#	32,320	2,130
F5 Networks*	68,620	8,932
Fortinet*	57,990	1,876
Google, Cl A*	42,750	25,392
Juniper Networks*	131,550	4,857
Lam Research*	91,260	4,725
NetApp*	166,830	9,169
Netlogic Microsystems*	160,330	5,036
Oracle	493,550	15,448
QUALCOMM	310,330	15,358
Salesforce.com*	86,740	11,450
SanDisk*	84,480	4,212
Varian Semiconductor Equipment Associates*	109,469	4,047
Total Information technology		189,872

Materials— 7.5%
Celanese, Ser A	123,260	5,075
CF Industries Holdings	68,830	9,302
Cliffs Natural Resources	60,000	4,681
Goldcorp	184,930	8,503
United States Steel#	118,490	6,922
Walter Energy	35,940	4,594
Total Materials		39,077

Telecommunication services— 1.1%
Aruba Networks*	129,130	2,695
America Movil, Ser L ADR	49,600	2,844
Total Telecommunication services		5,539

Utilities— 0.4%
Questar	115,595	2,013
Total Utilities		2,013
Total Common stock (Cost $406,798)		525,656

	Shares	Value (000)
Cash equivalent—6.9%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	36,253,153	$36,253
Total Cash equivalent (Cost $36,253)		36,253
Total Investments — 107.3% (Cost $443,051)††		$561,909

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $523,734.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $444,365, and the unrealized appreciation and depreciation were $118,872 and $(1,328), respectively.***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $17,177.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2010 was $17,520.***

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
Ser	— Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Emerging Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—97.0%
Consumer discretionary— 16.3%
7 Days Group Holdings ADR*#	228,170	$4,860
AnnTaylor Stores*	217,150	5,948
Asbury Automotive Group*	261,470	4,832
Buffalo Wild Wings*	123,710	5,425
California Pizza Kitchen*	263,770	4,558
Chico’s FAS	79,020	951
Children’s Place Retail Stores*	85,840	4,261
Cooper Tire & Rubber	171,280	4,039
Cracker Barrel Old Country Store	109,800	6,014
CROCS*	59,460	1,018
Deckers Outdoor*	243,440	19,412
DineEquity*	59,140	2,920
Imax Corp.*#	19,190	538
Jo-Ann Stores*	81,210	4,891
JOS. A. Bank Clothiers*	136,320	5,496
Maidenform Brands*	52,980	1,259
Steven Madden*	71,530	2,984
Ulta Salon, Cosmetics & Fragrance*	70,560	2,399
Vera Bradley*	45,630	1,506
Vitamin Shoppe*	106,760	3,591
Total Consumer discretionary		86,902

Consumer staples— 4.7%
Boston Beer, Cl A*	44,870	4,267
Green Mountain Coffee Roasters*	134,045	4,405
TreeHouse Foods*	163,057	8,330
United Natural Foods*	226,948	8,324
Total Consumer staples		25,326

Energy— 9.0%
Approach Resources*	185,890	4,294
BreitBurn Energy Partners	99,440	2,001
Brigham Exploration*	231,265	6,300
Carrizo Oil & Gas*	188,608	6,505
James River Coal*#	107,030	2,711
Key Energy Services*	444,390	5,768
Lufkin Industries	70,080	4,372
Northern Oil & Gas*	127,430	3,467
Rex Energy*	219,440	2,995
Swift Energy*	140,890	5,516
T-3 Energy Services*	95,900	3,820
Total Energy		47,749

Financials— 2.4%
Harleysville Group	93,760	3,445
IBERIABANK	49,766	2,943
Radian Group	553,450	4,466
Umpqua Holdings	147,560	1,797
Total Financials		12,651

Health care— 17.0%
Acorda Therapeutics*	47,612	1,298
Amarin ADR*	391,330	3,213
AMERIGROUP*	193,890	8,516
Ardea Biosciences*#	77,100	2,005
ArthroCare*	83,520	2,594
Bio-Reference Labs*	132,770	2,945
Catalyst Health Solutions*	163,995	7,624
DexCom*	44,350	605
HeartWare International*#	23,860	2,089
HMS Holdings*	68,120	4,412
ICON ADR*	179,640	3,934
Impax Laboratories*	172,000	3,459
Medivation*	60,940	924
Molina Healthcare*	105,440	2,936
NxStage Medical*	169,290	4,212
Orthofix International*	278,340	8,072
Par Pharmaceutical*	57,040	2,197
Parexel International*	216,614	4,599
Pharmasset*	72,450	3,145
PSS World Medical*	123,750	2,797
QLT*	43,965	322
Quality Systems#	71,280	4,977
Questcor Pharmaceuticals*	398,070	5,864
SXC Health Solutions*	126,844	5,436
Volcano*	90,760	2,479
Total Health care		90,654

Industrials— 14.6%
American Science & Engineering	28,469	2,426
ArvinMeritor*	355,070	7,286
Chart Industries*	32,030	1,082
Clean Harbors*	90,120	7,577
Consolidated Graphics*	65,417	3,168
Copa Holdings, Cl A	75,601	4,448
EnPro Industries*	146,290	6,080
ESCO Technologies	81,170	3,072
Genesee & Wyoming, Cl A*	169,785	8,990
Greenbrier*	145,576	3,056
Hub Group, Cl A*	166,368	5,846
Huron Consulting Group*	102,740	2,718
Kforce*	330,760	5,352
Middleby*	67,273	5,679
Triumph Group	121,462	10,860
Total Industrials		77,640

Information technology— 22.3%
Acme Packet*	102,094	5,427
ANSYS*	121,960	6,350
Ariba*	435,760	10,236
Atheros Communications*	69,330	2,490
Blue Coat Systems*	171,910	5,135
Bottomline Technologies*	122,402	2,657
Camelot Information Systems*	230,270	5,508
Cavium Networks*	120,300	4,533
Cirrus Logic*#	277,570	4,436
Cogo Group*	213,890	1,893
Coherent*	45,390	2,049
Entropic Communications*	595,760	7,197
Hittite Microwave*	103,860	6,340
Hypercom*	960,560	8,040
Ixia*	117,820	1,977
Kenexa*	198,940	4,335
LogMeln*	48,800	2,164
Manhattan Associates*	169,870	5,188
NETGEAR*	114,190	3,846
Netlogic Microsystems*	119,530	3,754
NetScout Systems*	136,170	3,133
Omnivision Technologies*	215,040	6,367
Power Integrations	86,280	3,463

	Shares	Value (000)
Radiant Systems*	211,630	$4,142
Silicon Image*	205,801	1,513
Synchronoss Technologies*	119,400	3,189
Terremark Worldwide*	251,600	3,258
Total Information technology		118,620

Materials— 8.7%
A. Schulman	69,520	1,591
Dotmar	83,010	6,302
Globe Specialty Metals	264,680	4,523
Huntsman	708,497	11,060
Noranda Aluminum Holding*	205,711	3,003
Solutia*	349,585	8,069
Walter Energy	91,520	11,700
Total Materials		46,248

Telecommunication services— 1.2%
Aruba Networks*	206,440	4,310
Motricity*	121,090	2,249
Total Telecommunication services		6,559

Utilities— 0.8%
Artesian Resources, Cl A	66,785	1,266
Quantum*	808,750	3,009
Total Utilities		4,275
Total Common stock (Cost $351,172)		516,624

Exchange traded fund—0.8%
Market Vectors Junior Gold Miners ETF#	107,840	4,302
Total Exchange traded fund (Cost $4,586)		4,302

Cash equivalent—8.4%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	44,804,041	44,804
Total Cash equivalent (Cost $44,804)		44,804
Total Investments — 106.2% (Cost $400,562)†		$565,730

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $532,760.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $401,919, and the unrealized appreciation and depreciation were $165,120 and $(1,309), respectively.***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $17,756.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2010 was $18,111.***

ADR	— American Depositary Receipt
Cl	— Class
EFT	— Exchange Traded Fund

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Large Cap Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—98.8%†
Consumer discretionary— 11.8%
Amazon.com*	12,870	$2,317
BorgWarner*	10,830	784
Chipotle Mexican Grill*	2,840	604
Coach	32,180	1,780
General Motors*	41,900	1,544
Guess?	35,820	1,695
Las Vegas Sands*	32,520	1,494
Lululemon Athletica*#	7,130	488
Royal Caribbean Cruises*	22,230	1,045
Starbucks	57,830	1,858
Starwood Hotels & Resorts Worldwide	37,800	2,297
Total Consumer discretionary		15,906

Consumer staples— 6.9%
Archer-Daniels-Midland	84,580	2,544
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR#	22,400	940
Mead Johnson Nutrition, Cl A	34,320	2,137
PepsiCo	56,340	3,681
Total Consumer staples		9,302

Energy— 11.3%
Anadarko Petroleum	40,900	3,115
Cimarex Energy	25,110	2,223
Concho Resources*	22,320	1,957
Devon Energy	38,220	3,000
National Oilwell Varco	18,450	1,241
Schlumberger	44,440	3,711
Total Energy		15,247

Financials— 6.5%
CB Richard Ellis Group, Cl A*	74,500	1,526
Charles Schwab	57,800	989
Citigroup*	374,530	1,771
IntercontinentalExchange*	12,500	1,489
Invesco	60,000	1,444
Itau Unibanco Holding ADR	64,340	1,545
Total Financials		8,764

Health care— 6.2%
Allergan	35,790	2,458
Biogen Idec*	21,540	1,444
Express Scripts*	30,870	1,668
Illumina*	13,710	868
Intuitive Surgical*	2,560	660
Universal Health Services, Cl B	28,480	1,237
Total Health care		8,335

Industrials— 10.6%
Caterpillar	35,020	3,280
CSX	24,330	1,572
Cummins	18,390	2,023
Danaher	32,330	1,525
Fastenal#	33,740	2,022
FedEx	34,430	3,202
Precision Castparts	5,430	756
Total Industrials		14,380

Information technology— 38.7%
Agilent Technologies*	22,000	912
Altera	39,940	1,421
Apple*	28,830	9,299
ASML Holding, NY Shares	54,930	2,106
Autodesk*	25,100	959
Baidu ADR*	12,140	1,172
Broadcom, Cl A	63,290	2,756
Cognizant Technology Solutions, Cl A*	40,360	2,958
F5 Networks*	18,870	2,456
Google, Cl A*	10,980	6,522
Juniper Networks*	62,230	2,298
Lam Research*	23,290	1,206
NetApp*	43,060	2,367
Netlogic Microsystems*	50,920	1,599
Oracle	129,050	4,039
QUALCOMM	107,700	5,330
Salesforce.com*	19,140	2,527
SanDisk*	21,950	1,094
Varian Semiconductor Equipment Associates*	34,390	1,271
Total Information technology		52,292

Materials— 6.8%
Celanese, Ser A	32,800	1,350
CF Industries Holdings	14,300	1,932
Cliffs Natural Resources	15,590	1,216
Goldcorp	46,560	2,141
United States Steel#	27,470	1,605
Walter Energy	8,070	1,032
Total Materials		9,276
Total Common stock (Cost $105,104)		133,502

Cash equivalent—4.5%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	6,064,963	6,065
Total Cash equivalent (Cost $6,065)		6,065
Total Investments — 103.3% (Cost $111,169)††		$139,567

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $135,074.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $111,229, and the unrealized appreciation and depreciation were $28,542 and $(204), respectively.***

#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $4,644.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2010 was $4,737.***

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
Ser	— Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Midcap Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—99.0%†
Consumer discretionary— 17.6%
Abercrombie & Fitch, Cl A	245,530	$14,150
BorgWarner*	190,400	13,777
Coach	345,020	19,083
Darden Restaurants	134,580	6,250
Dick’s Sporting Goods*	260,320	9,762
Guess?	339,872	16,083
Interpublic Group of Cos.*	1,387,348	14,734
Nordstrom	375,570	15,917
Priceline.com*	32,260	12,890
Royal Caribbean Cruises*	231,530	10,882
Starwood Hotels & Resorts Worldwide	437,270	26,577
Tempur-Pedic International*	197,440	7,909
WMS Industries*	290,655	13,149
Wynn Resorts	119,425	12,401
Total Consumer discretionary		193,564

Consumer staples— 4.0%
Green Mountain Coffee Roasters*#	289,400	9,510
Hansen Natural*	118,502	6,195
Mead Johnson Nutrition	199,200	12,400
Whole Foods Market*#	313,450	15,858
Total Consumer staples		43,963

Energy— 5.8%
Alpha Natural Resources*	213,840	12,837
Cameron International*	217,930	11,056
Cimarex Energy	156,550	13,859
Concho Resources*	182,640	16,012
Whiting Petroleum*	84,420	9,893
Total Energy		63,657

Financials— 9.2%
AON	158,030	7,271
CB Richard Ellis Group, Cl A*	642,800	13,165
Discover Financial Services	415,600	7,701
IntercontinentalExchange*	113,590	13,534
Invesco	514,950	12,390
M&T Bank	116,984	10,183
MSCI, Cl A*	246,740	9,613
T. Rowe Price Group	305,649	19,727
Unum Group	299,520	7,254
Total Financials		100,838

Health care— 11.6%
Alexion Pharmaceuticals*	183,647	14,793
AMERIGROUP*	160,695	7,058
AmerisourceBergen, Cl A	362,388	12,365
Charles River Laboratories International*#	121,650	4,323
Emergency Medical Services, Cl A*	103,233	6,670
Hospira*	162,920	9,073
Illumina*	86,270	5,464
Intuitive Surgical*	33,292	8,581
Laboratory Corp. of America Holdings*	73,665	6,477
Onyx Pharmaceuticals*	141,786	5,228
United Therapeutics*	149,656	9,461
Universal Health Services, Cl B	310,340	13,475
Valeant Pharmaceuticals International	244,830	6,926
Varian Medical Systems*	155,070	10,743
Watson Pharmaceuticals*	140,650	7,264
Total Health care		127,901

Industrials— 11.4%
Canadian Pacific Railway	129,840	8,415
Cummins	237,600	26,138
Fastenal#	242,780	14,545
First Solar*#	41,720	5,429
Goodrich	152,278	13,411
Joy Global	239,942	20,815
Manpower	129,140	8,105
Parker Hannifin	105,470	9,102
United Continental Holdings*	582,405	13,873
WESCO International*	106,283	5,612
Total Industrials		125,445

Information technology— 26.6%
Acme Packet*	147,690	7,851
Aeroflex Holding*	377,540	6,211
Akamai Technologies*	136,840	6,438
ASML Holding, NY Shares	373,420	14,317
Atheros Communications*	401,908	14,437
Broadcom, Cl A	310,931	13,541
Cree*#	88,010	5,799
Cypress Semiconductor*	904,630	16,808
F5 Networks*	252,264	32,835
Finisar*#	244,240	7,252
Fortinet*	199,510	6,454
Juniper Networks*	214,250	7,910
Lam Research*	333,535	17,270
LogMeln*	168,410	7,467
MercadoLibre*#	77,480	5,164
NetApp*	287,990	15,828
Netlogic Microsystems*#	434,820	13,658
OpenTable*	30,580	2,155
Riverbed Technology*	110,500	3,886
Salesforce.com*	175,480	23,163
SanDisk*	319,960	15,953
SuccessFactors*	402,590	11,659
Varian Semiconductor Equipment Associates*	517,961	19,149
VeriFone Systems*	239,488	9,235
VeriSign	240,890	7,870
Total Information technology		292,310

Materials— 8.2%
CF Industries Holdings	134,810	18,220
Cliffs Natural Resources	202,045	15,761
LyondellBasell Industries NV, Cl A*	316,140	10,875
Silver Wheaton*	200,240	7,817
United States Steel#	248,360	14,509
Walter Energy	175,325	22,414
Total Materials		89,596

Telecommunication services— 3.2%
Aruba Networks*	522,860	10,917
Crown Castle International*	349,130	15,303

	Shares	Value (000)
NII Holdings*	208,350	$9,305
Total Telecommunication services		35,525

Utilities— 1.4%
QEP Resources	236,846	8,600
Questar	395,536	6,886
Total Utilities		15,486
Total Common stock (Cost $693,266)		1,088,285

Cash equivalent—8.7%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	95,860,063	95,860
Total Cash equivalent (Cost $95,860)		95,860
Total Investments — 107.7% (Cost $789,126)††		$1,184,145

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $1,099,736.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $791,169, and the unrealized appreciation and depreciation were $393,306, and $(330), respectively.***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $84,515.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2010 was $86,205.***

Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner New Enterprise Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—97.0%†
Consumer discretionary— 15.2%
Abercrombie & Fitch, Cl A	18,200	$1,049
Guess?	32,970	1,560
Las Vegas Sands*	27,500	1,264
Priceline.com*	1,020	408
Starwood Hotels & Resorts Worldwide	23,860	1,450
WMS Industries*	23,420	1,059
Total Consumer discretionary		6,790

Consumer staples— 4.7%
Green Mountain Coffee Roasters*	36,210	1,190
Whole Foods Market*	18,370	929
Total Consumer staples		2,119

Energy— 7.2%
Cimarex Energy	16,920	1,498
Concho Resources*	19,640	1,722
Total Energy		3,220

Financials— 12.9%
CB Richard Ellis Group, Cl A*	53,222	1,090
Citigroup*	281,410	1,331
IntercontinentalExchange*	7,320	872
Invesco	42,130	1,014
M&T Bank	16,510	1,437
Total Financials		5,744

Health care— 9.0%
Alexion Pharmaceuticals*	20,610	1,660
Charles River Laboratories International*	31,500	1,119
Illumina*	19,400	1,229
Total Health care		4,008

Information technology— 38.5%
Aeroflex Holding*	65,538	1,078
Apple*	5,240	1,690
ASML Holding, NY Shares	36,270	1,391
Atheros Communications*	25,420	913
Broadcom, Cl A	31,770	1,384
Cypress Semiconductor*	89,780	1,668
Entropic Communications*	107,790	1,302
F5 Networks*	14,700	1,913
LogMeln*	24,660	1,093
NetApp*	23,780	1,307
Netlogic Microsystems*#	41,250	1,296
Salesforce.com*	7,650	1,010
Varian Semiconductor Equipment Associates*	30,550	1,129
Total Information technology		17,174

Materials— 6.8%
Cliffs Natural Resources	10,510	820
United States Steel#	19,730	1,153
Walter Energy	8,460	1,081
Total Materials		3,054

Telecommunication services— 2.7%
Aruba Networks*	57,100	1,192
Total Telecommunication services		1,192
Total Common stock (Cost $33,469)		43,301

Cash equivalent—11.3%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	5,236,817	5,237
Total Cash equivalent (Cost $5,237)		5,237
Total Investments — 108.3% (Cost $38,706)††		$48,538

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $44,640.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $38,862, and the unrealized appreciation and depreciation were $9,722, and $(46), respectively. ***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $3,044.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2010 was $3,105.***

Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—99.1%
Consumer discretionary— 15.5%
7 Days Group Holdings ADR*#	58,340	$1,243
Avis Budget Group*	108,190	1,683
Brunswick	100,580	1,885
Buffalo Wild Wings*	61,710	2,706
Capella Education*#	38,370	2,555
CROCS*	141,640	2,425
DineEquity*	48,732	2,406
Finish Line, Cl A	189,800	3,263
Gaylord Entertainment*#	70,828	2,546
hhgregg*#	71,240	1,493
Polaris Industries	16,840	1,314
Saks*#	284,780	3,047
Sotheby’s	86,251	3,881
Steven Madden*	58,740	2,451
Tempur-Pedic International*	83,870	3,360
Texas Roadhouse, Cl A*	206,140	3,539
True Religion Apparel*#	119,010	2,649
Ulta Salon, Cosmetics & Fragrance*	83,777	2,848
Warnaco Group*	52,320	2,881
WMS Industries*	27,020	1,222
Total Consumer discretionary		49,397

Consumer staples— 2.5%
Cott*	230,660	2,078
Diamond Foods#	39,320	2,091
United Natural Foods*	105,193	3,859
Total Consumer staples		8,028

Energy— 4.5%
Energy XXI (Bermuda)*	52,570	1,455
James River Coal*#	73,090	1,851
Key Energy Services*	270,977	3,517
Oasis Petroleum*	87,360	2,369
Patriot Coal*	136,260	2,639
Swift Energy*	64,560	2,528
Total Energy		14,359

Financials— 4.9%
Bank of the Ozarks#	53,780	2,331
DuPont Fabros Technology	53,370	1,135
Green Dot, Cl A*#	52,060	2,954
Greenhill#	15,837	1,294
MarketAxess Holdings	50,140	1,043
National Financial Partners*	156,695	2,100
Sunstone Hotel Investors*	177,760	1,836
Tanger Factory Outlet Centers	58,380	2,989
Total Financials		15,682

Health care— 18.9%
Acorda Therapeutics*	26,480	722
Align Technology*	48,530	948
Amarin ADR*	109,990	903
AMERIGROUP*	83,107	3,650
Catalyst Health Solutions*	57,520	2,674
Cepheid*	77,420	1,761
Chemed	35,210	2,236
Cooper	71,780	4,044
Emergency Medical Services, Cl A*	35,752	2,310
Exelixis*	88,380	726
Healthsouth*	161,510	3,345
Hill-Rom Holdings	62,540	2,462
HMS Holdings*	32,800	2,125
Impax Laboratories*	117,175	2,357
Incyte*#	99,660	1,650
Medicis Pharmaceutical, Cl A	94,850	2,541
MEDNAX*	38,320	2,579
Onyx Pharmaceuticals*	63,120	2,327
Parexel International*	77,830	1,652
Pharmasset*	33,070	1,436
PSS World Medical*	111,170	2,513
Quality Systems#	46,180	3,224
Regeneron Pharmaceuticals*	24,950	819
Salix Pharmaceuticals*	43,840	2,059
Seattle Genetics*#	110,780	1,656
SXC Health Solutions*	55,700	2,387
Targacept*	50,200	1,330
Tenet Healthcare*	335,240	2,243
Volcano*	57,060	1,558
Total Health care		60,237

Industrials— 21.0%
A123 Systems*	134,830	1,286
Actuant, Cl A	133,370	3,550
AK Steel Holding	78,630	1,287
Alaska Air Group*	34,010	1,928
ArvinMeritor*	191,346	3,926
Belden	50,200	1,848
Clean Harbors*	34,330	2,887
Copa Holdings, Cl A	48,070	2,828
EnPro Industries*	66,160	2,750
GATX	74,550	2,630
Genesee & Wyoming, Cl A*	61,480	3,255
GrafTech International*	170,740	3,388
Hexcel*	149,970	2,713
Hub Group, Cl A*	90,960	3,196
Kforce*	170,940	2,766
Knight Transportation	119,690	2,274
Lindsay#	32,930	1,957
Louisiana-Pacific*	202,170	1,913
Modine Manufacturing*	145,330	2,253
Polypore International*	44,907	1,829
Robbins & Myers	47,485	1,699
Tenneco*	53,050	2,184
Triumph Group	36,080	3,226
TrueBlue*	157,772	2,838
WESCO International*	83,230	4,395
Woodward Governor	61,521	2,311
Total Industrials		67,117

Information technology— 24.7%
Acme Packet*	67,140	3,569
Aeroflex Holding*	80,446	1,323
Anixter International	37,650	2,249
Ariba*	120,110	2,821
Atheros Communications*	66,720	2,397
Cavium Networks*#	106,960	4,030
Cirrus Logic*#	153,370	2,451
Concur Technologies*	62,130	3,226
Dice Holdings*	85,150	1,222
Entropic Communications*	245,370	2,964

	Shares	Value (000)
Finisar*#	54,430	$1,616
Inphi*	59,270	1,191
Intralinks Holdings*	79,300	1,484
Ixia*	160,920	2,700
Jack Henry & Associates	96,124	2,802
Netlogic Microsystems*#	123,430	3,877
Omnivision Technologies*	131,780	3,902
OpenTable*	16,220	1,143
Rackspace Hosting*#	67,620	2,124
Radiant Systems*	82,964	1,624
Riverbed Technology*	130,180	4,579
Sapient	301,790	3,652
Semtech*	11,400	258
SuccessFactors*#	118,070	3,419
Synchronoss Technologies*	70,530	1,884
Taleo, Cl A*	119,720	3,310
Teradyne*	237,560	3,335
TIBCO Software*	166,140	3,275
Ultratech*	90,160	1,792
Veeco Instruments*#	39,560	1,700
VeriFone Systems*	79,445	3,063
Total Information technology		78,982

Materials— 4.9%
Allied Nevada Gold*	95,839	2,521
Rock-Tenn, Cl A	69,371	3,743
Solutia*	159,450	3,680
Stillwater Mining*	148,580	3,172
Thompson Creek Metals*#	180,880	2,663
Total Materials		15,779

Telecommunication services— 1.8%
Aruba Networks*	176,446	3,684
tw telecom, Cl A*	112,940	1,926
Total Telecommunication services		5,610

Utilities— 0.4%
EnerNOC*#	47,450	1,135
Total Utilities		1,135
Total Common stock (Cost $226,652)		316,326

Cash equivalent—16.0%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	50,906,537	50,907
Total Cash equivalent (Cost $50,907)		50,907
Total Investments — 115.1% (Cost $277,559)†		$367,233

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $319,053.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $277,965, and the unrealized appreciation and depreciation were $91,150 and $(1,882), respectively.***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $48,003.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2010 was $48,963.***

ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Quantitative Broad Market Equity Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—98.5%
Consumer discretionary— 16.1%
Amazon.com*	430	$77
Automatic Data Processing	2,470	114
CBS, Cl B	4,000	76
Coach	1,240	69
Comcast, Cl A	4,380	96
DIRECTV, Cl A*	2,560	102
Goodyear Tire & Rubber*	6,890	82
Guess?	2,050	97
Harley-Davidson	2,560	89
Interpublic Group of Cos.*	7,630	81
Lowe’s	3,630	91
McDonald’s	1,040	80
Norfolk Southern	1,850	116
Starbucks	3,720	120
Target	1,730	104
Union Pacific	1,460	135
United Parcel Service, Cl B	990	72
Wal-Mart Stores	1,022	55
Walt Disney	2,490	93
WMS Industries*	2,140	97
Total Consumer discretionary		1,846

Consumer staples— 7.3%
Altria Group	2,850	70
Brown-Forman, Cl B	1,740	121
Coca-Cola	1,760	116
Dr. Pepper Snapple Group	2,380	84
Lorillard	770	63
PepsiCo	1,536	100
Philip Morris International	2,040	120
Procter & Gamble	2,490	160
Total Consumer staples		834

Energy— 9.5%
Apache	790	94
Complete Production Services*	3,050	90
ConocoPhillips	2,150	146
Devon Energy	1,000	79
Exxon Mobil	1,860	136
Occidental Petroleum	1,170	115
Patterson-UTI Energy	4,180	90
Spectra Energy	3,980	100
Whiting Petroleum*	770	90
Williams	6,030	149
Total Energy		1,089

Financials— 17.3%
American Express	2,550	110
Bank of America	7,900	105
Berkshire Hathaway, Cl B*	1,200	96
BlackRock, Cl A	430	82
Capital One Financial	1,270	54
Chubb	1,860	111
Citigroup*	30,640	145
CME Group	200	64
Goldman Sachs Group	530	89
JPMorgan Chase	3,746	159
MetLife	2,330	104
MSCI, Cl A*	2,430	95
NASDAQ OMX Group*	3,600	85
PNC Financial Services Group	1,580	96
Progressive	4,980	99
Raymond James Financial	3,430	112
SunTrust Banks	3,700	109
Travelers	2,040	114
US Bancorp	2,240	60
Wells Fargo	3,190	99
Total Financials		1,988

Health care— 12.3%
Alexion Pharmaceuticals*	1,050	85
Bristol-Myers Squibb	5,640	149
Cerner*	990	94
CIGNA	2,900	106
CVS Caremark	3,090	107
Express Scripts*	1,720	93
Healthsouth*	3,470	72
Johnson & Johnson	2,431	150
McKesson	1,700	120
Medtronic	2,580	96
Merck	2,210	80
Pfizer	9,030	158
WellPoint*	1,720	98
Total Health care		1,408

Industrials— 8.4%
3M	710	61
Boeing	990	65
Caterpillar	1,660	155
Deere	1,490	124
First Solar*	420	55
General Electric	10,977	201
Honeywell International	1,610	85
Manpower	1,080	68
Oshkosh*	2,300	81
Tenneco*	1,640	67
Total Industrials		962

Information technology— 16.5%
Amkor Technology*	13,500	100
Analog Devices	2,350	89
Apple*	1,020	329
ASML Holding, NY Shares	2,590	99
Broadcom, Cl A	1,900	83
Cree*	1,240	82
eBay*	1,970	55
F5 Networks*	360	47
Google, Cl A*	249	148
Intel	4,990	105
International Business Machines	790	116
Juniper Networks*	3,640	134
Mastercard, Cl A	220	49
Microsoft	7,067	197
Oracle	3,490	109
Salesforce.com*	570	75
SanDisk*	1,560	78
Total Information technology		1,895

	Shares	Value (000)
Materials— 5.7%
Ball	1,940	$132
Celanese, Ser A	2,180	90
Eastman Chemical	1,040	87
Freeport-McMoRan Copper & Gold	1,380	166
Greif, Cl A	1,230	76
Monsanto	1,480	103
Total Materials		654

Telecommunication services— 3.6%
Aruba Networks*	2,720	57
AT&T	4,790	141
MetroPCS Communications*	9,020	114
Verizon Communications	2,660	95
Total Telecommunication services		407

Utilities— 1.8%
American Electric Power	2,280	82
EQT	2,690	120
Total Utilities		202
Total Common stock (Cost $9,893)		11,285

Cash equivalent—1.4%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	156,750	157
Total Cash equivalent (Cost $157)		157
Total Investments — 99.9% (Cost $10,050)†		$11,442

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $11,461.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $10,054, and the unrealized appreciation and depreciation were $1,414 and $(26), respectively.***
Cl	— Class
NY	— New York
Ser	— Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Quantitative Large Cap Value Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—99.0%†
Consumer discretionary— 10.1%
AutoZone*	50	$14
DIRECTV, Cl A*	270	11
Dollar Tree*	150	8
Home Depot	170	6
Johnson Controls	180	7
Mattel	180	5
Norfolk Southern	140	9
Time Warner	160	5
Union Pacific	70	6
Viacom, Cl B	190	7
Wal-Mart Stores	140	8
Total Consumer discretionary		86

Consumer staples— 9.4%
Archer-Daniels-Midland	180	5
Avon Products	300	9
Clorox	80	5
Coca-Cola	100	7
Energizer Holdings*	120	9
Hansen Natural*	160	8
Lorillard	120	10
PepsiCo	140	9
Philip Morris International	140	8
Procter & Gamble	150	10
Total Consumer staples		80

Energy— 14.1%
Apache	60	7
Chevron	180	16
ConocoPhillips	180	12
Devon Energy	80	6
Exxon Mobil	512	38
Hess	220	17
Occidental Petroleum	100	10
Spectra Energy	360	9
Williams	240	6
Total Energy		121

Financials— 25.2%
Aflac	180	10
Allstate	310	10
AMB Property	310	10
American Express	180	8
AON	190	9
Bank of America	400	5
Berkshire Hathaway, Cl B*	260	21
Citigroup*	1,890	9
CNA Financial*	310	8
Digital Realty Trust	160	8
Goldman Sachs Group	30	5
JPMorgan Chase	550	23
MetLife	210	9
NASDAQ OMX Group*	370	9
NYSE Euronext	280	8
People’s United Financial	640	9
Prinicipal Financial Group	410	13
Prudential Financial	80	5
Travelers	100	6
US Bancorp	360	10
Unum Group	490	12
Wells Fargo	290	9
Total Financials		216

Health care— 11.3%
Boston Scientific*	820	6
Express Scripts*	220	12
Henry Schein*	170	10
Hospira*	100	6
Johnson & Johnson	230	14
Laboratory Corp. of America Holdings*	110	10
Life Technologies*	180	10
Mylan*	180	4
PerkinElmer	280	7
Thermo Fisher Scientific*	160	9
UnitedHealth Group	240	9
Total Health care		97

Industrials— 6.9%
Boeing	130	8
Caterpillar	70	7
General Electric	1,140	21
Honeywell International	160	8
Northrop Grumman	140	9
Stanley Black & Decker	90	6
Total Industrials		59

Information technology— 6.3%
Altera	230	8
Fidelity National Information Services	210	6
Fiserv*	160	9
Intel	320	7
Microsoft	350	10
National Semiconductor	370	5
Visa, Cl A	130	9
Total Information technology		54

Materials— 1.9%
Air Products & Chemicals	60	5
Dow Chemical	150	5
EI du Pont de Nemours	110	6
Total Materials		16

Telecommunication services— 5.6%
AT&T	980	29
Verizon Communications	550	19
Total Telecommunication services		48

Utilities— 8.2%
AES*	860	11
American Electric Power	240	9
CMS Energy	590	11
Constellation Energy Group	330	10
Exelon	120	5
Pepco Holdings	440	8
Pinnacle West Capital	220	9

	Shares	Value (000)
Sempra Energy	140	$7
Total Utilities		70
Total Common stock (Cost $718)		847

Cash equivalent—1.8%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	15,264	15
Total Cash equivalent (Cost $15)		15
Total Investments — 100.8% (Cost $733)††		$862

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $855.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $733, and the unrealized appreciation and depreciation were $131 and $(2), respectively.***
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Global Opportunities Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—94.2%†
Consumer discretionary— 8.0%
InterContinental Hotels Group	1,997	$39
Li & Fung	6,050	35
LVMH Moet Hennessy Louis Vuitton	307	50
Total Consumer discretionary		124

Consumer staples— 7.5%
Diageo	2,660	49
Natura Cosmeticos	1,360	39
Whole Foods Market*	570	29
Total Consumer staples		117

Energy— 7.7%
Cimarex Energy	520	46
Niko Resources	340	35
PT Adaro Energy	137,500	39
Total Energy		120

Financials— 10.1%
AIA Group*	19,200	54
HDFC Bank ADR	180	30
IntercontinentalExchange*	330	40
Standard Chartered	1,196	32
Total Financials		156

Health care— 8.1%
Alexion Pharmaceuticals*	660	53
Hypermarcas*	2,606	35
Valeant Pharmaceuticals International	1,280	37
Total Health care		125

Industrials— 3.2%
Cummins	450	50
Total Industrials		50

Information technology— 35.1%
Apple*	240	78
ASML Holding, NY Shares	1,770	68
Atheros Communications*	930	33
Baidu ADR*	430	42
Broadcom, Cl A	1,410	61
F5 Networks*	590	77
Lam Research*	1,200	62
Salesforce.com*	410	54
SanDisk*	790	39
ZTE, Cl H	7,600	30
Total Information technology		544

Materials— 14.5%
Silver Wheaton*	1,060	42
United States Steel	1,040	61
Walter Energy	620	79
Yara International	750	43
Total Materials		225
Total Common stock (Cost $1,117)		1,461

Exchange traded fund—1.0%
iShares MSCI Emerging Markets Index Fund	320	15
Total Exchange traded fund (Cost $12)		15

Cash equivalent—0.3%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	3,607	4
Total Cash equivalent (Cost $4)		4
Total Investments — 95.5% (Cost $1,133)††		$1,480

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $1,552.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,134, and the unrealized appreciation and depreciation were $349 and $(3), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner International Core Growth Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—97.2%
Consumer discretionary— 10.3%
InterContinental Hotels Group	5,190	$101
Li & Fung	10,000	58
LVMH Moet Hennessy Louis Vuitton	695	114
Magna International, Cl A	1,598	83
Parkson Retail Group	44,092	68
Randstad Holding*	890	47
Sony	2,170	78
Swatch Group	188	84
Total Consumer discretionary		633

Consumer staples— 13.1%
Anheuser-Busch InBev	1,720	98
Danone	1,390	87
Diageo	5,360	99
FamilyMart	1,900	72
Hengan International Group	5,500	48
Indofood Agri Resources*	31,800	69
Natura Cosmeticos	1,800	52
Nestle	3,882	227
Remy Cointreau	700	50
Total Consumer staples		802

Energy— 5.7%
BG Group	5,110	103
CNOOC	44,420	105
OGX Petroleo e Gas Participacoes*	7,231	87
Petroleum Geo-Services*	3,500	55
Total Energy		350

Financials— 12.6%
AIA Group*	34,169	96
Bank of Nova Scotia	1,009	58
BNP Paribas	890	57
BR Malls Participacoes	5,630	58
Brookfield Asset Management	2,210	74
Gafisa	8,270	60
HDFC Bank ADR	330	55
HSBC Holdings	8,620	87
Itau Unibanco Holding	3,100	74
Julius Baer Group	1,576	74
Standard Chartered	2,779	75
Total Financials		768

Health care— 7.0%
Bayer	573	42
Genomma Lab Internacional, Cl B*	18,630	45
Hypermarcas*	3,529	48
Novo Nordisk, Cl B	810	91
PT Kalbe Farma	77,160	28
Roche Holding	460	67
Shire	2,450	59
Valeant Pharmaceuticals International	1,601	46
Total Health care		426

Industrials— 14.0%
Bombardier, Cl B	10,100	51
Canadian National Railway	1,518	101
CNH Global*	1,110	53
Copa Holdings, Cl A	1,030	61
CSR, Cl H	56,900	75
Komatsu	3,760	114
Kuehne + Nagel International	486	68
PT United Tractors	13,700	36
Siemens	880	110
Volvo, B Shares*	6,610	116
Wolseley*	2,243	71
Total Industrials		856

Information technology— 13.9%
ARM Holdings	11,920	79
ASML Holding	2,930	113
Baidu ADR*	640	62
Check Point Software Technologies*	1,610	74
HTC	2,000	62
Imagination Technologies Group*	7,790	44
Infosys Technologies ADR	860	65
Mail.ru Group GDR Registered*	1,075	39
Omron	3,400	90
Synnex Technology International	30,000	81
Totvs	470	48
ZTE, Cl H	23,400	93
Total Information technology		850

Materials— 17.8%
Air Liquide	759	96
BHP Billiton	5,180	240
China Resources Cement Holdings*	98,000	74
Givaudan	80	86
Goldcorp	1,450	67
LyondellBasell Industries, Cl A*	2,850	98
Potash Corp. of Saskatchewan	470	73
Rexam	7,570	39
Rhodia	3,077	102
Rio Tinto	1,880	133
Teck Resources, Cl B	1,354	84
Total Materials		1,092

Telecommunication services— 1.5%
America Movil, Ser L	31,860	91
Total Telecommunication services		91

Utilities— 1.3%
Tractebel Energia	4,690	78
Total Utilities		78
Total Common stock (Cost $4,772)		5,946

Cash equivalent—2.4%
BlackRock TempCash Fund, Institutional Shares, 0.023%**	148,974	149
Total Cash equivalent (Cost $149)		149
Total Investments — 99.6% (Cost $4,921)†		$6,095

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $6,115.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $4,990, and the unrealized appreciation and depreciation were $1,117 and $(12), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
GDR	— Global Depository Receipt
Ser	— Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Small Cap Equity Fund

December 31, 2010 (Unaudited)

	Shares	Value (000)
Common stock—96.7%
Consumer discretionary— 11.8%
Bally Technologies*	630	$27
Brightpoint*	5,950	52
Cheesecake Factory*	1,530	47
Cooper Tire & Rubber	3,620	85
Finish Line, Cl A	2,360	41
Jakks Pacific*	3,480	63
Men’s Wearhouse	1,880	47
Oxford Industries	3,220	82
RC2*	2,510	55
Sally Beauty Holdings*	7,770	113
Steven Madden*	2,305	96
Stoneridge*	4,300	68
Warnaco Group*	740	41
Total Consumer discretionary		817

Consumer staples— 0.5%
American Greetings, Cl A	1,540	34
Total Consumer staples		34

Energy— 5.4%
Berry Petroleum, Cl A	2,340	102
Complete Production Services*	2,970	88
Energy XXI (Bermuda)*	2,470	68
Lufkin Industries	1,280	80
Patriot Coal*	1,920	37
Total Energy		375

Financials— 18.5%
Anworth Mortgage Asset	7,670	54
BioMed Realty Trust	3,780	71
CNO Financial Group*	13,640	92
Government Properties Income Trust	2,710	73
LaSalle Hotel Properties	3,940	104
Mid-America Apartment Communities	1,790	114
National Penn Bancshares	13,260	106
PennantPark Investment	8,745	107
Platinum Underwriters Holdings	2,210	99
ProAssurance*	660	40
Signature Bank*	2,100	105
Susquehanna Bancshares	5,560	54
SVB Financial Group*	2,100	111
Tanger Factory Outlet Centers	1,580	81
Tower Group	2,540	65
Total Financials		1,276

Health care— 10.7%
AMERIGROUP*	2,020	89
Emergent BioSolutions*	4,170	98
Halozyme Therapeutics*	5,700	45
Healthsouth*	4,910	102
Medicis Pharmaceutical, Cl A	2,990	80
Medidata Solutions*	2,420	58
Par Pharmaceutical*	2,200	85
Sirona Dental Systems*	2,290	95
Viropharma*	4,990	86
Total Health care		738

Industrials— 19.8%
Aircastle	9,320	97
Alaska Air Group*	1,370	78
ArvinMeritor*	6,960	143
Atlas Air Worldwide Holdings*	1,520	85
Esterline Technologies*	1,460	100
Genesee & Wyoming, Cl A*	1,540	82
Hexcel*	5,010	91
Louisiana-Pacific*	8,230	78
Moog, Cl A*	2,030	81
Robbins & Myers	2,250	80
TAL International Group	3,410	105
Titan International#	6,530	128
Tutor Perini Corp.	1,600	34
WESCO International*	2,370	125
Woodward Governor	1,610	60
Total Industrials		1,367

Information technology— 18.1%
Acxiom*	3,720	64
ADTRAN	2,110	76
Coherent*	1,870	84
Compuware*	8,330	97
EarthLink	7,460	64
Entegris*	6,850	51
GT Solar International*	5,370	49
j2 Global Communications*	3,030	88
Mentor Graphics*	9,650	116
Omnivision Technologies*	2,920	87
RF Micro Devices*	6,600	49
Silicon Image*	11,970	88
SuccessFactors*	1,560	45
Teradyne*	4,360	61
TIBCO Software*	3,500	69
ValueClick*	6,960	112
VeriFone Systems*	1,280	49
Total Information technology		1,249

Materials— 8.2%
Ferro*	6,010	88
Kraton Performance Polymers*	1,980	61
Mineral Technologies	1,040	68
Novagold Resources*	4,500	64
PolyOne*	4,470	56
Rockwood Holdings*	2,530	99
TPC Group*	4,330	132
Total Materials		568

Telecommunication services— 1.5%
InterDigital*#	1,210	50
ShoreTel*	6,480	51
Total Telecommunication services		101

Utilities— 2.2%
Avista	3,190	72

	Shares	Value (000)
Cleco	2,650	$81
Total Utilities		153
Total Common stock (Cost $5,243)		6,678

Cash equivalent—5.5%
BlackRock TempCash Fund, Institutional Shares, 0.023%**(1)	381,098	381
Total Cash equivalent (Cost $381)		381
Total Investments — 102.2% (Cost $5,624)†		$7,059

As of December 31, 2010 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $6,904.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
***	This number is listed in thousands.
†	At December 31, 2010, the tax basis cost of the Fund’s investments was $5,652, and the unrealized appreciation and depreciation were $1,418 and $(11), respectively.***
#	Security fully or partially on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $177.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2010 was $181.***

Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	February 28, 2011

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Controller and CFO

Date	February 28, 2011